DELAWARE DIVERSIFIED INCOME FUND
What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees DELAWARE DIVERSIFIED INCOME FUND	CLASS A	CLASS B		CLASS C		CLASS R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DELAWARE DIVERSIFIED INCOME FUND	CLASS A		CLASS B	CLASS C	CLASS R
Management fees	0.45%		0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.30%		1.00%	1.00%	0.60%
Other expenses	0.23%		0.23%	0.23%	0.23%
Total annual fund operating expenses	0.98%		1.68%	1.68%	1.28%
Fees waivers and expense reimbursements	(0.05%)	[1]	none	none	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%		1.68%	1.68%	1.18%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated February 28, 2011

The following replaces the information related to the Fund in the section entitled, “What are the Fund’s fees and expenses•” on page 1.

What are the Fund’s fees and expenses•

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%1	1.00%1	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	R
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.60%
Other expenses	0.23%	0.23%	0.23%	0.23%
Total annual fund operating expenses	0.98%	1.68%	1.68%	1.28%
Fees waivers and expense reimbursements	(0.05%)2	—	—	(0.10%)2
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%	1.68%	1.68%	1.18%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Please keep this Supplement for future reference.